Expense Example {- Construction and Housing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Construction and Housing Portfolio - Construction and Housing Portfolio-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966